Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Summary of the Group's revenues

Revenues	Advertising & Marketing	Value-added services	Total
	(In thousand)
Year ended December 31, 2016	$570,982	$84,818	$655,800

Year ended December 31, 2017	$996,745	$153,309	$1,150,054

Year ended December 31, 2018	$1,499,180	$219,338	$1,718,518